Fair value measurement	12 Months Ended
Dec. 31, 2019
Fair value measurement
Fair value measurement

28.  Fair value measurement

Assets and liabilities measured at fair value on a recurring basis

As of December 31, 2018 and 2019, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis in periods is as follows:

	As of December 31, 2018
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Investment in convertible notes	—	—	1,789,470
Guarantee liabilities	—	—	(107,614)

	As of December 31, 2019
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Investment in convertible notes	—	—	2,153,790
Guarantee liabilities	—	—	(207,716)

These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Group did not transfer any assets or liabilities in or out of level 3 during the year ended December 31, 2018 and 2019.

28.  Fair value measurement (continued)

The fair value of guarantee liabilities at the inception of the guarantee is estimated based on the third-party appraisal report using discount cash flow method. Key inputs and parameters default probability and loss rate of principal and interest which based on management best estimation by making reference to historical record for similar loan products, margin on expected loss which is determined by making reference to the average gross profit margin of comparable companies, and discount rate which is mainly determined by making reference to the average cost of debt for automobile financing lease services.

Investment in convertible notes is classified under level 3 in the fair value hierarchy, with the fair value estimated based on the third-party appraisal report using the binomial option pricing model. Key inputs and parameters includes volatility which is an expected rate based on the historical stock price of comparable companies, risk free rate which is based on the yield of US strip bond with a maturity life equal to the remaining maturity life of the convertible notes and discount rate which is based on yield of comparable bonds with similar credit ratings applicable for the Group.

Assets and liabilities measured at fair value on a nonrecurring basis

The Group holds investments in equity investees of privately-held companies that are accounted for the investments under equity method or the investments without readily determinable fair value. The Group performs impairment assessments of these investments whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group determined certain investments in equity investees were impaired after evaluated the business prospects, operational data and financial results of the investees. Impairment charges were recorded in connection with the investment in equity investees of RMB165.2 million,  RMB34.6 million and RMB167.6 million for the years ended December 31, 2017, 2018 and 2019, respectively. The fair value of the investments were measured using significant unobservable inputs as Level 3, including revenue growth rate, terminal growth rate and discount rate.

Other financial instruments

The following are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, restricted cash, accounts receivable, bills receivable, finance receivables, other receivables and due from related parties are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, bills payable, other payables and due to related parties are financial liabilities with carrying values that approximate fair value due to their short-term nature.

For borrowings, interest rates under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement. The carrying value of borrowings approximate fair value.